OPERATING LEASES - Lease cost (Details) - New Dragonfly - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Lease cost	$ 820	$ 323
Cost of Sales
Lessee, Lease, Description [Line Items]
Lease cost	633	179
Research and development expense
Lessee, Lease, Description [Line Items]
Lease cost	103	0
General and administrative expense
Lessee, Lease, Description [Line Items]
Lease cost	42	144
Selling and marketing expense
Lessee, Lease, Description [Line Items]
Lease cost	$ 42	$ 0